Derek Stoldt 212.836.8032 dstoldt@kayescholer.com

425 Park Avenue New York, New York 10022-3598 212.836.8000 Fax 212.836.6532 www.kayescholer.com

March 10, 2011

Via EDGAR and By Hand

Pamela Long

Craig Slivka

Division of Corporate Finance

United States Securities and Exchange Commission

Washington, D.C. 20549-7010

Re:	TMS International Corp.
Registration Statement on Form S-1
File No.: 333-166807

Dear Ms. Long and Mr. Slivka:

TMS International Corp. (the “Company”) has filed today with the Securities and Exchange Commission via EDGAR Amendment No. 6 (“Amendment No. 6”) to its Registration Statement on Form S-1 (the “Registration Statement”). Four clean copies of Amendment No. 6, and four copies that are marked to show changes from Amendment No. 5 to the Registration Statement, are enclosed with the hand delivery of this letter for your convenience.

As discussed with members of the staff of the Commission, the Company confirms to you that (1) it has credited capital in excess of par value with respect to the pro forma conversion of the preferred stock and (2) the Company will retroactively effect the stock splits in its financial statements and related information in a pre-effective amendment.

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Please contact the undersigned at (212) 836-8032, or Joel I. Greenberg, Esq. at (212) 836-8201, with any questions or comments you may have regarding the Registration Statement.

Sincerely,

Derek Stoldt

cc:	Joseph Curtin
Daniel Rosati
Leon Z. Heller, Esq.
Thomas E. Lippard, Esq.
Daniel Bursky, Esq.
Andrew Barkan, Esq.
Joel I. Greenberg, Esq.